Schedule of Related Parties That Had Material Balances and Transactions (Details)	12 Months Ended
Mar. 31, 2025
Hidetoshi Yokoyama [Member]
Related Party Transaction [Line Items]
Nature of relationship	Representative director, Chairman, and the former Chief Executive Officer of the Company
Clustar, Inc. [Member]
Related Party Transaction [Line Items]
Nature of relationship	A company controlled by Mr. Teppei Shinkawa, the Company’s former director and Chief Financial Officer
Samulion Factory, Inc. [Member]
Related Party Transaction [Line Items]
Nature of relationship	A company controlled by Mr. Teppei Shinkawa, the Company’s former director and Chief Financial Officer